Abacus Settlements LLC - DESCRIPTION OF THE BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
DESCRIPTION OF THE BUSINESS

1.	DESCRIPTION OF BUSINESS
Organization and Merger
Abacus Life, Inc. (the “Company”) was formerly known as East Resources Acquisition Company (“ERES”), a blank check company incorporated in Delaware on May 22, 2020. Abacus Life, Inc. conducts its business through its wholly-owned, consolidated subsidiaries, primarily Abacus Settlements, LLC (“Abacus Settlements”, or “Abacus”) and Longevity Market Assets, LLC (“LMA”), which are Delaware limited liability companies (collectively, the “Companies”). On June 30, 2023, (the “Closing Date”), ERES, LMA and Abacus Settlements, LLC consummated the combining of the Companies as contemplated by the Merger Agreement dated as of August 30, 2022 (as amended on October 14, 2022 and April 20, 2023) with LMA Merger Sub, LLC, a wholly owned subsidiary of ERES (“LMA Merger Sub”), Abacus Merger Sub, LLC, a wholly owned subsidiary of ERES (“Abacus Merger Sub”), LMA and Abacus (together with LMA, the “Legacy Companies”). Pursuant to the Merger Agreement, on June 30, 2023, (i) LMA Merger Sub merged with and into LMA, with LMA surviving such merger (the “LMA Merger”) and (ii) Abacus Merger Sub merged with and into Abacus, with Abacus surviving such merger (the “Abacus Merger” and, together with the LMA Merger, the “Mergers” and, along with the other transactions contemplated by the Merger Agreement, the “Business Combination”) and the Legacy Companies became direct wholly owned subsidiaries of Abacus and ERES changed its name to Abacus Life, Inc.
The condensed consolidated assets, liabilities and statements of operations and comprehensive income prior to the Business Combination are those of legacy LMA. The shares of common stock and corresponding capital amounts and income per share, prior to the Business Combination, have been retroactively restated based on share reflecting the exchange ratio established in the Business Combination.
The equity structure has been recast in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to legacy LMA’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and income per share related to legacy LMA common stock prior to the Business Combination have been retroactively recast as shares reflecting the exchange ratio of 0.8 established in the Business Combination.
Business Activity
The Company, through its LMA subsidiary, is a provider of services pertaining to life insurance settlements and offers policy servicing to owners and purchasers of life settlement assets, as well as consulting, valuation, and actuarial services. The Company is also engaged in buying and selling of life settlement policies in which it uses its own capital, and purchases life settlement contracts with the intent to either hold to maturity to receive the associated death claim payout or to sell to another purchaser of life settlement contracts for a gain on the sale.
The Company, through its Abacus subsidiary, also is an originator of outstanding life insurance policies as a licensed life settlement provider on behalf of investors (“Financing Entities”). Abacus locates and screens policies for eligibility as a commercially desirable life settlement, including verifying that the policy is in force, obtaining consents and disclosures, and submitting cases for life expectancy estimates, also known, collectively, as origination services. When the sale of a policy is completed, this is deemed “settled” and the policy is then referred to as either a “life settlement” in which the insured’s life expectancy is greater than two years or “viatical settlement,” in which the insured’s life expectancy is less than two years. The Company is not an insurance company, and therefore the Company does not underwrite insurable risks for its own account.

1.	DESCRIPTION OF BUSINESS
Abacus Life, Inc. (“the Company”) was formerly known as East Resources Acquisition Company (“ERES”), a blank check company incorporated in Delaware on May 22, 2020. Abacus Life, Inc. conducts its business through its wholly-owned, consolidated subsidiaries, primarily Abacus Settlements LLC (“Abacus”) and Longevity Market Assets, LLC (“LMA”), which are incorporated in the state of Delaware (collectively, the “Companies”). On June 30, 2023, (the “Closing Date”), ERES, Longevity Market Assets, LLC and Abacus Settlements, LLC consummated the combining of the Companies as contemplated by the Merger Agreement dated as of August 30, 2022 (as amended on October 14, 2022 and April 20, 2023) with LMA Merger Sub, LLC, a wholly owned subsidiary of ERES (“LMA Merger Sub”), Abacus Merger Sub, LLC, a wholly owned subsidiary of ERES (“Abacus Merger Sub”), Longevity Market Assets, LLC (“LMA”) and Abacus Settlements, LLC (“Legacy Abacus” and, together with LMA, the “Legacy Companies”). Pursuant to the Merger Agreement, on June 30, 2023, (i) LMA Merger Sub merged with and into LMA, with LMA surviving such merger (the “LMA Merger”) and (ii) Abacus Merger Sub merged with and into Legacy Abacus, with Legacy Abacus surviving such merger (the “Abacus Merger” and, together with the LMA Merger, the “Mergers” and, along with the other transactions contemplated by the Merger Agreement, the “Business Combination”) and the Legacy Companies became direct wholly owned subsidiaries of Abacus and ERES changed its name to Abacus Life, Inc.
The consolidated balance sheets, statements of operations and comprehensive income (loss) and consolidated statement of changes in shareholder equity prior to the Business Combination are those of legacy LMA. The stocks and corresponding capital amounts and income per stock, prior to the Business Combination, have been retroactively restated based on stocks reflecting the exchange ratio established in the Business Combination.
The equity structure has been recast in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to legacy LMA’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to legacy LMA common stock prior to the Business Combination have been retroactively recast as shares reflecting the exchange ratio of 0.8 established in the Business Combination.
The Company is a provider of services pertaining to life insurance settlements and offers policy servicing to owners and purchasers of life settlement assets, as well as consulting, valuation, and actuarial services. The Company offers value to the owners of life settlements by monitoring and maintaining the policy, and performing all administrative work involved to keep the policy in force and at the premium level most advantageous to the owner.
The Company is also engaged in buying and selling of life settlement policies in which it uses its own capital, and purchases life settlement contracts with the intent to either hold to maturity to receive the associated death claim payout, or to sell to another purchaser of life settlement contracts for a gain on the sale. The Company is headqu ar
tered in Orlando, Florida.

Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
DESCRIPTION OF THE BUSINESS
1.	DESCRIPTION OF THE BUSINESS
Abacus Settlements, LLC d/b/a Abacus Life (“Abacus”) was formed in 2004 in the state of New York. In 2016, the Company obtained its licensure in Florida and re-domesticated to that state. On June 13, 2023, the Company re-domesticated to Delaware.
Abacus acts as a purchaser of outstanding life insurance policies (“Provider”) on behalf of investors (“Financing Entities”) by locating policies and screening them for eligibility for a life settlement, including verifying that the policy is in force, obtaining consents and disclosures, and submitting cases for life expectancy estimates, also known as origination services. When the sale of a policy is completed, this is deemed “settled” and the policy is then referred to as either a “life settlement” in which the insured’s life expectancy is greater than two years or “viatical settlement,” in which the insured’s life expectancy is less than two years.
Abacus is not an insurance company, and therefore Abacus does not underwrite insurable risks for its own account. On August 30, 2022, Abacus entered into an Agreement and Plan of Merger (the “Merger Agreement”) with East Resources Acquisition Company (“ERES”), which was subsequently amended on October 14, 2022. As part of the Merger Agreement, the holders of Abacus’ common units together with the holders of Longevity Markets Assets, LLC (“LMA”), a commonly owned affiliate, will receive aggregate consideration of $531,750,000, payable in a number of newly issued shares of ERES Class A common stock, par value $0.0001 per share (“ERES Class A common stock”), with a value ascribed to each share of ERES Class A common stock of $10.00 and, to the extent the aggregate transaction proceeds exceed $200.0 million, at the election of Abacus’ and LMA’s members, up to $20.0 million of the aggregate consideration will be payable in cash to the Abacus’ and LMA’s members. The transaction closed on June 30, 2023 upon shareholder approval and customary closing conditions.